Financial risk management, objectives and policies (Tables)	12 Months Ended
Dec. 31, 2025
Financial risk management, objectives and policies [Abstract]
Maximum Credit Exposure
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting dates was:

(Dollars in thousands)	2025	2024
Cash and cash equivalents	$79,034	$78,143
Accounts receivable and accrued revenues	53,338	53,715
Maximum credit exposure	$132,373	$131,858

Contractual Maturities of Financial Liabilities
The following are contractual maturities of financial liabilities, including estimated interest payments on an undiscounted basis. The SOFR interest spot rate at December 31, 2025 (and spot rate at December 31, 2024 for comparatives) is used as a basis for preparation
.
As of December 31, 2025

(Dollars in thousands)	2026	2027	2028	2029	2030	Thereafter	Total
Interest bearing loans	$65,167	$114,097	$73,901	$183,435	$10,760	$53,561	$500,921
Interest rate swaps	(612)	(542)	(439)	-	-	-	(1,593)
Total	$64,555	$113,554	$73,462	$183,435	$10,760	$53,561	$499,327

As of December 31, 2024

(Dollars in thousands)	2025	2026	2027	2028	2029	Thereafter	Total
Interest bearing loans	$106,976	$75,210	$93,077	$63,003	$154,706	$-	$492,972
Total	$106,976	$75,210	$93,077	$63,003	$154,706	$-	$492,972